Document And Entity Information	Mar. 12, 2025
Document Information [Line Items]
Entity, Registrant Name	Alpha Pro Tech, Ltd.
Document, Type	8-K
Document, Period End Date	Mar. 12, 2025
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-15725
Entity, Tax Identification Number	63-1009183
Entity, Address, Address Line One	53 Wellington Street East
Entity, Address, City or Town	Aurora
Entity, Address, State or Province	ON
Entity, Address, Country	CA
Entity, Address, Postal Zip Code	L4G 1H6
City Area Code	905
Local Phone Number	479-0654
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	APT
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000884269